NOTES PAYABLE (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accrued Interest		$ 1,290,039
Conversion of principal and interest		11,651,407
Convertible Debt One [Member]
Balance	$ 0
Additional principal investment		500,000
Accrued Interest		33,556
Conversion of principal and interest	(533,556)
Balance	$ 0	$ 0